CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Cash and cash equivalents	$ 4,311	$ 5,384
Restricted cash	831	927
Trade receivables, net	642	580
Financing receivables, net	18,820	19,001
Inventories, net	6,630	5,690
Property, plant and equipment, net	6,591	6,481
Investments in unconsolidated subsidiaries and affiliates	502	527
Equipment under operating leases	1,874	1,835
Goodwill	2,461	2,447
Other intangible assets, net	807	810
Deferred tax assets	937	1,250
Derivative assets	182	211
Other assets	1,847	1,534
TOTAL ASSETS	46,435	46,677
Debt	25,767	26,301
Trade payables	5,608	5,342
Deferred tax liabilities	80	334
Pension, postretirement and other postemployment benefits	2,298	2,282
Derivative liabilities	162	69
Other liabilities	8,139	7,488
Total Liabilities	42,054	41,816
Redeemable noncontrolling interest	19	18
Common shares, €0.01, par value; outstanding 1,362,070,103 common shares and 413,218,148 special voting shares at 03/31/2016; and outstanding 1,362,048,989 common shares and 413,249,206 special voting shares at 12/31/2015	25	25
Additional paid in capital	4,405	4,399
Retained earnings	1,730	2,241
Accumulated other comprehensive loss	(1,811)	(1,863)
Noncontrolling interests	13	41
Equity:	4,362	4,843
TOTAL EQUITY AND LIABILITIES	$ 46,435	$ 46,677